Above market acquired charters - Carrying Value (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	$ 60,655
Amortization	(7,131)	$ (7,131)
Carrying amount, end of period	$ 53,524